UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street
         12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     August 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $83,022 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP MTG INVT CORP     COM              02504A104    11341   475569 SH       SOLE                   475569        0        0
ANNALY CAP MGMT INC            COM              035710409    17266  1028977 SH       SOLE                  1028977        0        0
ISHARES INC                    MSCI JAPAN       464286848     1311   163804 SH  CALL SOLE                   163804        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4892    39774 SH  PUT  SOLE                    39774        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2638    58920 SH       SOLE                    58920        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589      512    26645 SH       SOLE                    26645        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     4542    39843 SH  PUT  SOLE                    39843        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     3408    30978 SH  PUT  SOLE                    30978        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     4152    44651 SH  PUT  SOLE                    44651        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    24009    51612 SH  CALL SOLE                    51612        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     5389    34726 SH       SOLE                    34726        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     3562    58954 SH  PUT  SOLE                    58954        0        0